Financial assets and liabilities - Net debt and available liquidity (Details) € in Millions, $ in Millions	Jun. 30, 2022 USD ($)	Jun. 30, 2022 EUR (€)	Jun. 08, 2022	Mar. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2021 EUR (€)	Jun. 30, 2021 USD ($)	Mar. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Financial assets and liabilities
Maximum amount drawable	$ 325
Amount drawn	3,483				$ 2,927
Available liquidity	325				325
Deferred debt issue costs	(39)				(40)
Net borrowings	3,444				2,887
Cash and cash equivalents	(436)			$ (225)	(463)		$ (587)	$ (130)	$ (257)
Net debt	3,008				2,424
Total Available Liquidity	761				788
Borrowings [Member]
Financial assets and liabilities
Fair Value	2,694				2,701
2.000% Senior Secured Green Notes
Financial assets and liabilities
Maximum amount drawable - Notes | €		€ 450				€ 450
Amount drawn	$ 467	€ 450			$ 510	€ 450
Stated interest rate	2.00%	2.00%			2.00%	2.00%
3.250% Senior Secured Green Notes
Financial assets and liabilities
Maximum amount drawable - Notes	$ 600				$ 600
Amount drawn	$ 600				$ 600
Stated interest rate	3.25%	3.25%			3.25%	3.25%
6.000% Senior Secured Green Notes
Financial assets and liabilities
Maximum amount drawable - Notes	$ 600
Amount drawn	$ 600
Stated interest rate	6.00%	6.00%	6.00%
3.000% Senior Green Notes
Financial assets and liabilities
Maximum amount drawable - Notes | €		€ 500				€ 500
Amount drawn	$ 519	€ 500			$ 566	€ 500
Stated interest rate	3.00%	3.00%			3.00%	3.00%
4.000% Senior Green Notes
Financial assets and liabilities
Maximum amount drawable - Notes	$ 1,050				$ 1,050
Amount drawn	$ 1,050				$ 1,050
Stated interest rate	4.00%	4.00%			4.00%	4.00%
Global Asset Based Loan Facility
Financial assets and liabilities
Maximum amount drawable - Notes	$ 325				$ 325
Available liquidity	$ 325				325
Draw percentage threshold which, when exceeded, will trigger a fixed charge coverage covenant	90.00%	90.00%
Lease obligations
Financial assets and liabilities
Amount drawn	$ 231				182
Other borrowings
Financial assets and liabilities
Amount drawn	$ 16				$ 19